Property, Plant and Equipment	12 Months Ended
Dec. 31, 2016
Property Plant And Equipment [Abstract]
Property, Plant and Equipment

Note 8. Property, Plant and Equipment

The components of the Company’s property, plant and equipment at December 31, 2016 and 2015 were as follows:

	2016	2015
Land	$10.0	$10.0
Buildings	44.4	44.7
Machinery and equipment	109.2	121.4
	163.6	176.1
Less: Accumulated depreciation	(128.1)	(143.1)
Total	$35.5	$33.0

During the years ended December 31, 2016, 2015 and 2014, depreciation expense was $8.4 million, $9.1 million and $9.5 million, respectively.